Income Taxes (Details) - Schedule of reconciliation of the income tax expenses - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Reconciliation Of The Income Tax Expenses Abstract
Profit before income tax	$ 1,892,910	$ 2,509,121	$ 3,321,716	$ 7,615,878
Taxation at the applicable tax rate of 25%/16.5%/21%	477,672	631,627	846,672	1,903,969
Tax effect on non-taxable income	(61,493)	(9,096)	(148)	(11,191)
Tax effect of expenses that are not deductible	39,960	105,572	568,066	731,849
Income taxes	$ 456,139	$ 728,103	$ 1,408,006	$ 2,507,617